Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries and VIEs
The Group’s primary subsidiaries and VIE as of December 31, 2018 are set out below:

Direct subsidiaries	Equity interest held	Place and date of incorporation
Jumei Hongkong Limited (“Jumei Hongkong”)	100%	Hong Kong, September 6, 2010
Jumei Hongkong Holding Limited (“Jumei Hongkong Holding”)	100%	Hong Kong, March 25, 2014
Shanghai Jumeiyoupin Technology Co., Ltd. (“Shanghai Jumei”) (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)	100%	China, June 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. (“Chengdu Jumei”)	100%	China, July 19, 2012
Tianjin Cyril Information Technology Co., Ltd. (“Tianjin Cyril”)	100%	China, March 22, 2013
Tianjin Qianmei International Trading Co., Ltd. (“Tianjin Qianmei”)	100%	China, March 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. (“Tianjin Jumei”) (Formerly known as Tianjin Venus Technology Co., Ltd.)	100%	China, December 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. (“Zhengzhou Venus”)	100%	China, August 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. (“Suzhou Jumei”)	100%	China, October 15, 2014
Shenzhen Jiedian Technology Co., Ltd. (“Jiedian”)	82.07%	China, November 24, 2015

VIE	Equity interest indirectly held	Place and date of incorporation
Reemake Media Co., Ltd. (“Reemake Media”)	100%	China, August 5, 2009

Schedule of Information about VIEs
The following are financial statement amounts and balances of the Group’s consolidating VIEs and VIEs’ subsidiaries as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018.

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	638,145	163,089
Less: loans receivable	(73,330)	-
Total assets excluding loans receivable	564,815	163,089
Total liabilities	576,772	208,499
Less: inter-company payable	(462,222)	(82,345)
Total liabilities excluding inter-company payable	114,550	126,154

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total net revenue	531,945	311,443	390,407
Net (loss)/income	(23,466)	8,780	(114,407)

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	(132,616)	(62,672)	(267,272)
Net cash provided by/(used in) investing activities	60,174	(1,553)	410,429
Net cash provided by/(used in) financing activities	29,000	69,600	(67,000)
Net (decrease)/increase in cash and cash equivalents	(43,442)	5,375	76,157
Cash and cash equivalents at the beginning of the year	47,591	4,149	9,524
Cash and cash equivalents at the end of the year	4,149	9,524	85,681